Intangible Assets, Net	12 Months Ended
Dec. 31, 2024
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Intangible Assets, Net
7.	Intangible Assets, Net
The following is a summary of intangible assets, net:

	As of December 31, 2023
	Gross carrying value	Accumulated amortization	Net carrying value
	RMB in thousands
Licensed copyrights of content	8,052,943	(5,759,614)	2,293,329
License rights of mobile games	328,702	(265,955)	62,747
Intellectual property and others	2,424,040	(1,152,583)	1,271,457

Total	10,805,685	(7,178,152)	3,627,533

	As of December 31, 2024
	Gross carrying value	Accumulated amortization	Net carrying value
	RMB in thousands
Licensed copyrights of content	8,804,134	(6,686,903)	2,117,231
License rights of mobile games	310,676	(240,913)	69,763
Intellectual property and others	2,374,595	(1,360,577)	1,014,018

Total	11,489,405	(8,288,393)	3,201,012

Amortization expenses were RMB2,581.3 million, RMB2,003.2 million and RMB1,772.4 million for the years ended December 31, 2022, 2023 and 2024, respectively. No impairment charge was recognized for any of the periods presented.
As of December 31, 2024, the licensed copyrights of content have weighted-average useful lives of 4.13 years.
The intangible assets amortization expense for future years is expected to be as follows:

Intangible assets amortization expense
RMB in thousands
2025	1,360,094
2026	800,882
2027	437,919
2028	227,437
2029	130,971
Thereafter	243,709

Total expected amortization expense	3,201,012